Feb. 29, 2024
Destinations Shelter Fund | Destinations Shelter Fund
Investment objective
Capital appreciation with lower volatility than broad equity markets.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses** (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class Z
Management Fees	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.34%	0.19%
Total Annual Fund Operating Expenses	1.19%	1.04%
Fee Waivers and Expense Reimbursements	(0.06)%*	(0.06)%*
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	1.13%	0.98%

*
The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund's management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2025 and may be amended or terminated only with the consent of the Board of Trustees.

**
Annual expenses have been restated based on estimated current expenses as of April 30, 2024 using the Fund’s assets as of April 30, 2024. Consequently, the Fund’s Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the “Financial Highlights” section in the prospectus).

Examples
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class I Shares	$116	$372	$649	$1,439
Class Z Shares	$100	$326	$569	$1,267

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal investment strategies
The Fund’s investment strategy seeks to provide capital appreciation through broad exposure to the equity markets with a lower volatility profile than long-only equity strategies, due to its implementation of a hedging strategy that uses index options to seek to limit the magnitude of negative returns during a declining equity market, thereby reducing the level of positive returns required to recoup losses (also referred to as drawdown risk). Insofar as the Fund’s investment strategy seeks to minimize investment losses during a declining equity market, it can be thought of as seeking to provide “shelter” to investors while weathering such market conditions.
The Fund employs a “multi-manager” strategy whereby the Adviser allocates the Fund’s assets among one or more professional money managers (each, a “Sub-Adviser,” collectively, the “Sub-Advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and that have investment objectives and principal investment strategies consistent with those of the Fund, including open-end funds, closed-end funds and exchange traded funds (ETFs), which may be passively managed (i.e., index-tracking) or actively managed.
To achieve its investment objective, the Fund may invest in equity securities (including U.S. and foreign common stocks, real estate investment trusts (REITs) and depositary receipts, including emerging markets); cash, cash equivalents, money market instruments and shares of money market funds; U.S. investment grade fixed income securities of various maturities, including U.S. government bonds; derivative instruments, including options on equity indexes, interest rate swaps, total return swaps, credit default swaps and futures; structured notes, and interests in unaffiliated funds. The Fund will use derivative investments primarily for hedging purposes. The Fund has the ability to invest in equity securities of issuers of various capitalizations, including small- and mid-cap issuers.
The Fund will invest in a diversified portfolio of equity securities and will implement an option overlay strategy, pursuant to which it will systematically purchase and sell exchange-traded index put options and sell exchange-traded index call options. The Fund’s combination of equity exposure, downside protection from investments in put options, and income from the sale of index call options is designed to provide the Fund with investment returns associated with equity market investments, but with less risk and a lower volatility profile than traditional long-only equity strategies. As a trade-off for providing shelter during declining equity markets, the Fund is expected to underperform traditional long-only equity strategies in rising equity markets and is not expected to provide shelter from equity market downside during periods of low volatility.
The Fund may also lend portfolio securities in an attempt to earn additional income.

Performance
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Annual Total Returns (%) as of December 31, 2023

The Fund’s best and worst calendar quarters Best: 7.56% (March 31, 2024) Worst: -9.45% (June 30, 2022) The Fund’s Class I total return (pre-tax) from January 1, 2024 to March 31, 2024 was 7.56%.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2023)
	1 Year	Since Inception (10/26/2021)
Return Before Taxes
Class I	17.20%	0.24%
Class Z*	17.45%	-0.18%
Return After Taxes on Distributions
Class I	17.10%	0.14%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	10.25%	0.18%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)	26.53%	2.54%

*
The Fund’s Class Z shares commenced operations on November 3, 2021.

The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class I and will vary for Class Z. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.